UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.

(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

 (Address of principal executive offices)  (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 850-1864

Date of fiscal year end:  9/30

Date of reporting period:  3/31/09

FORM N-CSR

ITEM 1.

REPORTS TO STOCKHOLDERS.

Seligman
Core Fixed Income Fund, Inc.

Mid-Year Report
March 31, 2009

Seeking a High Level of
Current Income
Consistent with Prudent
Exposure to Risk and Secondly,
Capital Appreciation

Seligman
Investments

Dear Fellow Shareholders,

We are very pleased to announce that, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by RiverSource Investments, LLC on November 7, 2008, your Funds joined the RiverSource family of funds. Seligman’s long heritage of investing and exceptional wealth of experience is a valuable addition to RiverSource Funds. Seligman joins RiverSource and Threadneedle in the comprehensive family of mutual funds we offer investors.

We also welcome John Maher and Leroy Richie, who have served on your Series’ Board since 2006 and 2000, respectively, to the RiverSource Funds’ Board of Directors. The acquisition of Seligman by RiverSource Investments creates several new opportunities for us all, including access to talented portfolio managers and competitive mutual fund solutions to help you reach your investment goals.

A Look Back

2008 was an unprecedented year in many ways. Investors watched the precipitous decline in all the major U.S. and international equity indexes as concerns about the economy gave way to fear and selling of securities. In response to substantial losses in the markets and weakening economic indicators, the government stepped in swiftly and aggressively to encourage liquidity and credit availability in an attempt to make credit markets function. By the end of the calendar year, these actions still needed time to gain traction in the markets.

During a severe economic environment like the one we are experiencing, it is essential that investors try not to let short-term losses in the market distract from a long-term investment plan. Such discipline may be easier said than done in the presence of negative news in the media. However, the financial choices you make today — practicing patience or locking in losses — influence your portfolio’s performance.

Getting Back On Track

Whether you look at the glass half empty or half full, every broad based market decline creates investment opportunities. The financial markets are expected to recover, although it is impossible to know when. In the meantime, make sure your portfolio is positioned to benefit from the next sources of growth.

Market recoveries often occur before the reported end of a recession. If you wait for validation of economic recovery before reinvesting in the markets, you may well miss out on market returns associated with the economic rebound.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT.

Recession	Bear market ended	Time elapsed between bear market and recession end dates	Returns missed*
August 1929–March 1933	June 1932	9 months	39.21%
August 1957–April 1958	December 1957	4 months	9.94
December 1969–November 1970	June 1970	5 months	21.81
November 1973–March 1975	September 1974	6 months	34.47
July 1981–November 1982	July 1982	4 months	31.72
July 1990–March 1991	October 1990	5 months	25.33

*	S&P 500® Index total returns for the number of months between the recession and bear market end dates.

Be sure your portfolio is on track today. Talk with your financial professional about opportunities that have been created in the markets and take advantage of our solutions and strategies that can help position portfolios for the next market recovery cycle. We hope you are as excited by these opportunities as we are. We thank you for your support and look forward to helping you reach your investment goals.

Stephen R. Lewis, Jr. Chairman of the Boards	Patrick T. Bannigan President, RiverSource Funds

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, call (888) 791-3380. Read the prospectus carefully before investing.

Asset allocation, diversification, and dollar cost averaging do not assure a profit or protect against loss and past performance is no guarantee of future results.

Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged list of common stocks and is frequently used as a general measure of U.S. market performance.

On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”) completed its acquisition of J. & W. Seligman & Co. Incorporated. In addition, at a special meeting held during the fourth quarter of 2008, the stockholders of each Fund approved a new investment management services agreement between each Fund and RiverSource Investments. With the completion of the acquisition and the approval of these new agreements by the Funds’ stockholders, RiverSource Investments is the new investment manager of the Funds with effect from November 7, 2008.

RiverSource®, Seligman®, and Threadneedle® mutual funds are part of the RiverSource family of funds, and are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. Threadneedle mutual funds are subadvised by Threadneedle International Limited. RiverSource and Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.

THIS PAGE IS NOT A PART OF THE MID-YEAR REPORT.

Performance and Portfolio Overview	2
Understanding and Comparing Your Fund’s Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	24
Proxy Results	29
Additional Fund Information	30

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Core Fixed Income Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class I shares) as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

The investment manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fee, distribution and service (12b-1) fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.50% per annum of the Fund’s average daily net assets. This undertaking will remain in effect until at least January 31, 2010. Similar fee waiver/expense reimbursement arrangements were in effect since the Fund’s inception. Absent such waiver/reimbursement, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge that became effective on January 7, 2008. Although for all periods presented, returns for the Fund’s Class A shares reflect the 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended March 31, 2009

		Average Annual
	Six Months*	One Year	Five Years	Class A, B and C Since Inception 10/1/01	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With 4.5% Sales Charge	(4.07)%	(7.35)%	0.36%	2.10%	n/a	n/a
Without Sales Charge	0.42	(2.99)	1.29	2.74	n/a	n/a
Class B
With CDSC†	(4.75)	(8.24)	0.22	n/a	n/a	n/a
Without CDSC	0.19	(3.57)	0.57	2.00	n/a	n/a
Class C
With 1% CDSC	(0.79)	(4.49)	n/a	n/a	n/a	n/a
Without CDSC	0.19	(3.56)	0.57	2.00	n/a	n/a
Class I	0.70	(2.59)	1.57	n/a	3.01%	n/a
Class R
With 1% CDSC	(0.55)	(4.02)	n/a	n/a	n/a	n/a
Without CDSC	0.44	(3.08)	1.09	n/a	n/a	1.55%
Benchmarks**
Barclays Capital Aggregate Bond Index	4.70	3.13	4.13	5.01	5.04	4.33
Barclays Capital U.S. Universal Index	3.13	1.11	3.83	5.00	5.01	4.16
Lipper Intermediate Investment-Grade Debt Funds Average	(0.23)	(4.80)	1.27	3.01	2.86	1.84

Net Asset Value Per Share

	3/31/09	9/30/08	3/31/08
Class A	$6.54	$6.63	$7.01
Class B	6.55	6.63	7.01
Class C	6.55	6.63	7.01
Class I	6.55	6.63	7.01
Class R	6.55	6.63	7.01

Dividend Per Share and Yield Information
For Periods Ended March 31, 2009

Dividendsø	SEC 30-Day Yieldøø
$0.116	3.18%
0.092	2.58
0.092	2.57
0.125	3.56
0.108	3.08

See footnotes on page 4.

Performance and Portfolio Overview

Investment Results

Effective Weighted Average Life[1]	6.1 years

Portfolio Composition			Ratings#
	Percent of Total		March 31, 2009
	3/31/09	9/30/08	Aaa	74.3%
US Government Securities	19.4%	14.1%	Aa	1.7
Government Agency Securities	9.5	6.1	A	3.9
Government Agency Mortgage-			Baa	17.3
Backed Securities	33.4	30.0	Ba	0.8
Corporate Bonds	18.9	26.6	B	0.8
Collateralized Mortgage Obligations	6.5	7.1	Caa	1.0
Asset-Backed Securities	3.1	4.5	Non-Rated	0.2
Foreign Government Agency Securities	3.0	2.6	Total	100.0%
Short-Term Holdings	6.2	9.0
Total	100.0%	100.0%

*	Returns for periods of less than one year are not annualized.
**
Effective November 7, 2008, RiverSource has added the Barclays Capital Aggregate Bond Index (the “Aggregate Index”) because it believes that such index provides a more appropriate comparison of the Fund’s investment performance. The Aggregate Index, the Barclays Capital U.S. Universal Index (the “Universal Index”) and the Lipper Intermediate Investment-Grade Debt Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume the reinvestment of all distributions and changes in market prices. The Aggregate Index is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities and is frequently used as a general measure of bond market performance. The Universal Index measures the performance of US dollar-denominated, taxable bonds that are rated either investment-grade or below investment grade. The Lipper Average measures the performance of mutual funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The Indices do not reflect any fees, sales charges or taxes. The Lipper Average does not reflect any sales charges or taxes. Investors cannot invest directly in an index or average.

†	The CDSC is 5% if you sell your shares within one year and 2% for five years.
#
Credit ratings are those issued by Moody’s Investors Service, Inc. (“Moody’s”). Percentages are based on current market values of long-term holdings at March 31, 2009. Holdings and credit ratings are subject to change.

[1]	The average time to receive principal payments, in years, weighted based on principal.
ø	Represents per share amount paid or declared for the six months ended March 31, 2009.
øø
Current yield, representing the annualized yield for the 30-day period ended March 31, 2009, has been computed in accordance with SEC regulations and will vary. During the period, the Manager reimbursed expenses of certain classes. Without these reimbursements, the yields would have been as follows:

Class A	Class B	Class C	Class I	Class R
2.01%	1.37%	1.33%	3.56%	1.61%

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fee, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand the ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2008 and held for the entire six-month period ended March 31, 2009.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 10/1/08	Annualized Expense Ratio*	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 to 3/31/09**
Class A	$1,000.00	1.24%	$1,004.20	$6.20	$1,018.75	$6.24
Class B	1,000.00	2.00	1,001.90	9.98	1,014.96	10.05
Class C	1,000.00	2.00	1,001.90	9.98	1,014.96	10.05
Class I	1,000.00	1.00	1,007.00	5.00	1,019.95	5.04
Class R	1,000.00	1.50	1,004.40	7.50	1,017.45	7.54

*	Expenses of Class B, Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges. Through at least January 31, 2010, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.50% per annum of the Fund’s average daily net assets. Absent such waiver/expense reimbursement, the expense ratios and expenses paid by a shareholder for the period would have been higher.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period October 1, 2008 to March 31, 2009, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolio of Investments  (unaudited)
March 31, 2009

	Principal Amount		Value

US Government and Government Agency Securities 70.2%
US Government Securities 21.9%
US Treasury Bonds:
5.25%, 2/15/2029	$ 125,000	øø	$ 153,965
4.375%, 2/15/2038	460,000	øø	522,676
US Treasury Inflation-Protected Securities:
2%, 1/15/2014	51,415		53,070
2%, 1/15/2016	228,687		236,334
2.375%, 1/15/2017	104,685		111,391
US Treasury Notes:
0.875%, 2/28/2011	445,000	øø	445,989
1.5%, 12/31/2013	390,000		389,147
1.875%, 2/28/2014	1,650,000		1,668,568
1.75%, 3/31/2014	20,000		20,075
2.75%, 2/15/2019	110,000		110,636
US Treasury STRIPS Principal 6.5%, 11/15/2026*	490,000	øø	254,599
			3,966,450
Government Agency Securitiesø 10.7%
Fannie Mae:
3.255%, 6/9/2010	200,000		205,005
3.25%, 8/12/2010	530,000	øø	545,334
5.125%, 1/2/2014	185,000		191,400
5%, 7/9/2018	250,000	øø	250,233
Federal Farm Credit 3.4%, 2/7/2013	240,000	øø	248,595
Federal Home Loan Bank:
2.625%, 5/20/2011	250,000		253,941
5%, 11/17/2017	70,000		76,618
Freddie Mac 5%, 12/14/2018	185,000		178,971
			1,950,097
Government Agency Mortgage-Backed Securities††ø 37.6%
Fannie Mae:
4.5%, 12/1/2020#	471,651		488,641
5.35%, 4/1/2036#	192,576		199,404
6.032%, 4/1/2036#	696,564		724,304
5.954%, 8/1/2036#	264,807		274,465
6.5%, 9/1/2037	336,484		353,690
6.5%, 12/1/2037	430,055		453,613
Freddie Mac:
6.164%, 8/1/2036#	329,935		341,795
6.112%, 12/1/2036#	336,193		350,700

See footnotes on page 10.

Portfolio of Investments  (unaudited)
March 31, 2009

	Principal Amount		Value
Government Agency Mortgage-Backed Securities††ø (continued)
Freddie Mac Gold:
5%, 5/1/2018	$1,013,520		$ 1,059,054
7%, 4/1/2038	178,942		189,585
4.5%, TBA 4/2009	700,000		720,343
5.5%, TBA 4/2009	900,000		933,890
5.5%, TBA 4/2009	700,000		729,859
			6,819,343
Total US Government and Government Agency Securities (Cost $12,498,241)			12,735,890
Corporate Bonds 21.4%
Air Freight and Logistics 0.4%
FedEx 8%, 1/15/2019	75,000		79,069
Beverages 0.8%
Dr Pepper Snapple Group 6.82%, 5/1/2018	100,000		94,537
SABMiller 5.7%, 1/15/2014†	55,000		53,528
			148,065
Capital Markets 0.4%
Goldman Sachs Group 7.5%, 2/15/2019	35,000		34,984
Lehman Brothers Holdings 6.875%, 5/2/2018*	95,000		11,400
Merrill Lynch 6.875%, 4/25/2018	20,000		15,666
			62,050
Commercial Banks 0.0%
Wells Fargo 5.625%, 12/11/2017	5,000		4,570
Commercial Services and Supplies 0.5%
RR Donnelley & Sons 6.125%, 1/15/2017	135,000		90,165
Consumer Finance 0.3%
General Electric Capital 6.875%, 1/10/2039	60,000		49,071
Diversified Financial Services 0.3%
Bank of America 5.65%, 5/1/2018	65,000		54,319
JPMorgan Chase 6%, 1/15/2018	5,000		5,059
			59,378
Diversified Telecommunication Services 3.0%
AT&T:
5.5%, 2/1/2018	65,000		62,960
6.55%, 2/15/2039	30,000		27,293
TELUS 8%, 6/1/2011	115,000		119,765
Verizon New York 6.875%, 4/1/2012	325,000	øø	333,107
			543,125

See footnotes on page 10.

Portfolio of Investments  (unaudited)
March 31, 2009

	Principal Amount	Value
Electric Utilities 2.4%
Cleveland Electric Illuminating 8.875%, 11/15/2018	$105,000	$116,570
Duke Energy 6.3%, 2/1/2014	20,000	20,496
Indiana Michigan Power:
7%, 3/15/2019	40,000	39,129
6.05%, 3/15/2037	80,000	63,822
Potomac Electric Power 7.9%, 12/15/2038	60,000	67,985
Progress Energy 6.05%, 3/15/2014	25,000	25,208
Sierra Pacific Power 6%, 5/15/2016	115,000	108,255
		441,465
Energy Equipment and Services 0.5%
Nexen 6.4%, 5/15/2037	55,000	39,112
Weatherford International 7%, 3/15/2038	60,000	43,730
		82,842
Food Products 0.2%
ConAgra Foods 6.7%, 8/1/2027	40,000	40,242
Gas Utilities 2.0%
Colorado Interstate Gas 6.8%, 11/15/2015	155,000	146,071
Nisource Finance 6.8%, 1/15/2019	35,000	28,174
Northwest Pipeline:
7%, 6/15/2016	25,000	25,262
5.95%, 4/15/2017	35,000	32,747
Transcontinental Gas Pipe Line:
7%, 8/15/2011	10,000	10,128
6.4%, 4/15/2016	115,000	112,389
		354,771
Household Products 0.0%
Clorox 5.45%, 10/15/2012	5,000	5,148
Media 2.0%
Comcast:
5.7%, 5/15/2018	60,000	56,375
6.45%, 3/15/2037	20,000	17,525
News America:
6.65%, 11/15/2037	45,000	33,810
6.75%, 1/9/2038	50,000	50,611
Thomson Reuters 6.5%, 7/15/2018	225,000	209,956
		368,277

See footnotes on page 10.

Portfolio of Investments  (unaudited)
March 31, 2009

	Principal Amount		Value
Multi-Utilities 1.8%
CenterPoint Energy Houston Electric 7%, 3/1/2014	$ 50,000		$ 52,197
CenterPoint Energy Resources 7.75%, 2/15/2011	75,000		76,242
Dominion Resources 5.6%, 11/15/2016	205,000		197,474
Nevada Power 6.5%, 8/1/2018	5,000		4,794
			330,707
Oil, Gas and Consumable Fuels 5.1%
Canadian Natural Resources 6.75%, 2/1/2039	45,000		35,721
Encana 5.9%, 12/1/2017	105,000		99,266
Marathon Oil 7.5%, 2/15/2019	30,000		30,277
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	360,000		307,551
XTO Energy:
4.625%, 6/15/2013	340,000	øø	329,508
4.9%, 2/1/2014	115,000	øø	111,840
			914,163
Road and Rail 0.6%
CSX 6.25%, 4/1/2015	115,000		104,668
Wireless Telecommunication Services 1.1%
Rogers Communications 6.8%, 8/15/2018	175,000		175,208
US Cellular 6.7%, 12/15/2033	25,000		18,948
			194,156
Total Corporate Bonds (Cost $3,983,255)			3,871,932
Collateralized Mortgage Obligations†† 7.3%
Bank of America Mortgage Securities 4.517%, 7/25/2034#	77,699		50,660
Bear Stearns Alternate Trust 5.518%, 4/25/2035#	81,828		60,085
Chase Mortgage Finance Trust 6.304%, 5/25/2032	480,358		437,860
GS Mortgage Loan Trust 5.351%, 7/25/2035#	289,564		173,821
Harborview Mortgage Loan Trust 0.796%, 1/19/2036#	249,124		103,600
Homestar Mortgage Acceptance 0.842%, 3/25/2034#	127,932		63,392
Indymac Index Mortgage Loan Trust 5.975%, 3/25/2036#†	469,231		195,072
Wells Fargo 4.726%, 7/25/2034#	294,065		239,428
Total Collateralized Mortgage Obligations (Cost $2,017,362)			1,323,918

See footnotes on page 10.

Portfolio of Investments  (unaudited)
March 31, 2009

	Principal Amount or Shares		Value
Asset-Backed Securities†† 3.5%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	$110,000		$ 106,131
Centex Home Equity 2.572%, 12/25/2032#	305,481		34,188
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		97,782
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		54,081
Irwin Home Equity 0.902%, 2/25/2034#	85,192		57,613
Structured Asset Securities 4.04%, 6/25/2033#	390,329		280,863
Total Asset-Backed Securities (Cost $1,091,693)			630,658
Foreign Government Agency Securities 3.4%
Corporacion Andina de Fomento 5.75%, 1/12/2017	140,000		117,019
Emirate of Abu Dhabi 5.5%, 8/2/2012†	200,000		214,962
Export-Import Bank of Korea 5.5%, 10/17/2012	165,000		158,183
ICICI Bank 6.625%, 10/3/2012†	150,000		130,597
Total Foreign Government Agency Securities (Cost $654,148)			620,761
Short-Term Holdings 7.0%
Money Market Fund 5.4%
SSgA U.S. Treasury Money Market Fund	990,775	shs.	990,775
US Government Securities 1.6%
US Treasury Notes 2.125%, 1/31/2010	$280,000	øø	283,686
Total Short-Term Holdings (Cost $1,269,987)			1,274,461
Total Investments (Cost $21,514,686) 112.8%			20,457,620
Other Assets Less Liabilities (12.8)%			(2,317,179)
Net Assets 100.0%			$18,140,441

TBA	— To-be-announced.
*	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.
**	Security in default and non-income producing.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
øø	All or part of the security is held as collateral for TBA securities. As of March 31, 2009, the value of securities held as collateral was $2,877,467.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2009.
See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)
March 31, 2009

Assets:
Investments, at value:
US Government and government agency securities (Cost $12,498,241)	$12,735,890
Corporate bonds (Cost $3,983,255)	3,871,932
Collateralized mortgage obligations (Cost $2,017,362)	1,323,918
Asset-backed securities (Cost $1,091,693)	630,658
Foreign government agency securities (Cost $654,148)	620,761
Short-term holdings (Cost $1,269,987)	1,274,461
Total investments (Cost $21,514,686)	20,457,620
Cash	9,536
Interest receivable	151,155
Receivable for Capital Stock sold	117,068
Receivable for securities sold	49,151
Receivable from the Manager (Note 4a)	9,445
Paydown receivable	5,236
Expenses prepaid to shareholder service agent	846
Other	18,878
Total Assets	20,818,935

Liabilities:
Payable for securities purchased	2,509,787
Payable for Capital Stock repurchased	99,513
Dividends payable	24,355
Management fee payable	7,690
Distribution and service (12b-1) fees payable	4,887
Accrued expenses and other	32,262
Total Liabilities	2,678,494
Net Assets	$18,140,441

Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized; 2,771,483 shares outstanding):
Class A	$949
Class B	192
Class C	464
Class I	1,146
Class R	20
Additional paid-in capital	20,900,724
Dividends in excess of net investment income	(6,467)
Accumulated net realized loss	(1,699,521)
Net unrealized depreciation of investments	(1,057,066)
Net Assets	$18,140,441

Net Asset Value Per Share:
Class A ($6,212,764 ÷ 949,343 shares)	$6.54
Class B ($1,259,140 ÷ 192,326 shares)	$6.55
Class C ($3,034,135 ÷ 463,538 shares)	$6.55
Class I ($7,500,293 ÷ 1,145,798 shares)	$6.55
Class R ($134,109 ÷ 20,478 shares)	$6.55

See Notes to Financial Statements.

Statement of Operations  (unaudited)
For the Six Months Ended March 31, 2009

Investment Income:
Interest	$460,298
Dividends	36
460,334
Expenses:
Registration	49,147
Management fee	48,248
Shareholder account services	41,347
Distribution and service (12b-1) fees	28,526
Custody and related services	14,088
Auditing and legal fees	13,075
Shareholder reports and communications	6,211
Directors’ fees and expenses	1,003
Miscellaneous	3,208
Total Expenses Before Reimbursement	204,853
Reimbursement of expenses (Note 4a)	(79,810)
Total Expenses After Reimbursement	125,043
Net Investment Income	335,291
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(736,045)
Net change in unrealized depreciation of investments	410,696
Net Loss on Investments	(325,349)
Increase in Net Assets from Operations	$9,942

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Operations:
Net investment income	$335,291	$1,210,660
Net realized gain (loss) on investments	(736,045)	117,481
Net change in unrealized depreciation of investments	410,696	(1,453,099)
Increase (Decrease) in Net Assets from Operations	9,942	(124,958)
Distributions to Shareholders:
Dividends from net investment income:
Class A	(110,358)	(538,451)
Class B	(18,214)	(47,200)
Class C	(40,641)	(65,174)
Class D	—	(31,448)
Class I	(169,792)	(532,575)
Class R	(1,691)	(2,870)
Decrease in Net Assets from Distributions	(340,696)	(1,217,718)
Capital Share Transactions:
Net proceeds from sales of shares	4,238,200	3,663,453
Investment of dividends	307,508	1,096,118
Exchanged from associated funds	2,485,971	4,055,835
Total	7,031,679	8,815,406
Cost of shares repurchased	(9,642,184)	(13,956,328)
Exchanged into associated funds	(1,316,072)	(1,139,371)
Total	(10,958,256)	(15,095,699)
Decrease in Net Assets from Capital Share Transactions	(3,926,577)	(6,280,293)
Decrease in Net Assets	(4,257,331)	(7,622,969)
Net Assets:
Beginning of period	22,397,772	30,020,741
End of Period (net of dividends in excess of net investment income of $6,467 and $1,287, respectively)	$18,140,441	$22,397,772

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Core Fixed Income Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 4.50% (4.75% prior to January 7, 2008) and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans that have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors (the “Board”) of the Fund approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

Notes to Financial Statements  (unaudited)

a.	Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by RiverSource Investments, LLC, the Fund’s investment manager (“RiverSource” or the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. The Fund may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issues held by the Fund. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. High-yield securities are subject to a greater risk of loss of principal and interest than higher-rated, investment-grade fixed income securities.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

b.	Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above. The Fund segregates securities as collateral for its obligations to purchase TBA mortgage securities.

Notes to Financial Statements  (unaudited)

c.	Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction, with any gain or loss recognized at the time of each sale. The Fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

d.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2009, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

e.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. The Fund amortizes premiums and discounts on bonds and other debt securities for financial reporting purposes. Dividends receivable are recorded on ex-dividend dates.

f.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date.

g.	Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended March 31, 2009.

3.	Fair Value Measurements — A summary of the value of the Fund’s investments as of March 31, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

Valuation Inputs	Value
Level 1 — Quoted Prices in Active Markets for Identical Investments	$990,775
Level 2 — Other Significant Observable Inputs	19,466,845
Level 3 — Significant Unobservable Inputs	—
Total	$20,457,620

4.	Management and Distribution Services, and Other Transactions

a.	Management and Administrative Services — On November 7, 2008, RiverSource, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), announced the closing of its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“JWS”). With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held in November 2008) a new Investment Management Services Agreement between RiverSource and the Fund, RiverSource is the new investment manager of the Fund effective November 7, 2008.

Notes to Financial Statements  (unaudited)

The Manager receives a fee (and, prior to November 7, 2008, JWS received a fee) calculated daily and payable monthly, equal to 0.50% per annum of the Fund’s average daily net assets. For the six months ended March 31, 2009, RiverSource received $37,738 of such fee and the balance was paid to JWS.

Through at least January 31, 2010, the Manager has contractually undertaken to waive its fees and/or reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.50% per annum of the Fund’s average daily net assets. For the six months ended March 31, 2009, RiverSource and JWS reimbursed expenses of $68,065 and $11,745, respectively. At March 31, 2009, RiverSource owed the Fund $9,445 relating to the reimbursement.

Under an Administrative Services Agreement, effective November 7, 2008, Ameriprise administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise provides the Fund with such office space, and certain administrative and other services and executive and other personnel as are necessary for Fund operations. Ameriprise pays all of the compensation of Board members of the Fund who are employees or consultants of RiverSource and of the officers and other personnel of the Fund. Ameriprise reserves the right to seek Board approval to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise anticipates that any such increase in fees would be offset by corresponding decreases in advisory fees under the Investment Management Services Agreement. If an increase in fees under the Administrative Services Agreement would not be offset by corresponding decreases in advisory fees, the Fund will inform shareholders prior to the effectiveness of such increase. Prior to November 7, 2008, administrative services were provided to the Fund by JWS as part of its former management agreement with the Fund.

b.	Distribution Services — For the six months ended March 31, 2009, RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $188 from sales of Class A shares. Commissions of $1,111 were also paid to dealers from sales of Class A shares.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended March 31, 2009, fees incurred under the Plan aggregated $7,483, or 0.24% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C and Class R shares for which the organizations are responsible; and, Class C and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25% in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended March 31, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares and 0.50% per annum of the average daily net assets of Class R shares amounted to $6,435, $14,352 and $256, respectively.

Notes to Financial Statements  (unaudited)

The Distributor and RiverSource Services, Inc. (formerly Seligman Services, Inc.), also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2009, the Distributor and RiverSource Services, Inc. received distribution and service fees of $2,173.

The Distributor is entitled to retain CDSC imposed on certain redemptions of Class A, Class B, Class C and Class R shares. For the six months ended March 31, 2009, such charges amounted to $269.

c.	Transfer Agent and Shareholder Services — For the six months ended March 31, 2009, Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $33,188 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of a Guarantor to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2009, the Fund’s potential obligation under the Guaranty is $27,600. As of March 31, 2009, no event has occurred which would result in the Guarantors becoming liable to make any payment under the Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s Board has approved RiverSource Service Corporation (“RSC”) as the Fund’s new transfer and shareholder service agent, and the termination of the Fund’s relationship with Seligman Data Corp., the current transfer and shareholder service agent for the Funds, effective on or about June 13, 2009. RSC is an affiliate of RiverSource. The fees and expenses expected to be charged to the Fund by RSC are generally lower than the fees and expenses charged by Seligman Data Corp. Nevertheless, as a result of the termination of the relationship with Seligman Data Corp., the Fund will incur certain non-recurring charges, including charges relating to Seligman Data Corp.’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges are being incurred over a period of several months beginning January 28, 2009. Fund shareholders would bear their proportionate share of the Fund’s expenses, including the Non-Recurring Charges. For the six months ended March 31, 2009, the Non-Recurring Charges amounted to $8,159, or 0.04% of the Fund’s average net assets. The amount of Non-Recurring Charges to be incurred from April 1, 2009 to June 12, 2009, is estimated to be 0.10% of the Fund’s net assets as of March 31, 2009. The Non-Recurring Charges are included in the Fund’s total expenses and are, therefore, subject to the expense limitation described above.

d.	Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Fund’s proportionate share of certain expenses of a company providing limited administrative services to the Fund and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the period from November 7, 2008 through March 31, 2009, $326 was paid by the Fund to this company for such services.

Notes to Financial Statements  (unaudited)

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman and RiverSource Groups of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at March 31, 2009, of $529 is included in accrued expenses and other liabilities.

Certain officers and directors of the Funds are officers or directors of the Manager, Ameriprise, the Distributor, RiverSource Services, Inc., RSC, and/or Seligman Data Corp.

5.	Committed Line of Credit — The Fund is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds previously managed by JWS. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of participating banks. For the six months ended March 31, 2009, the Fund did not borrow from the credit facility.

6.	Purchases and Sales of Securities — Purchases and sales of securities, excluding US Government and Government agency securities and short-term holdings, for the six months ended March 31, 2009, amounted to $22,296,915 and $23,422,731, respectively; purchases and sales of US Government and Government agency securities were $13,250,485 and $14,652,944, respectively.

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended March 31, 2009, and will vary from the final tax information as of the Fund’s year end.

At March 31, 2009, the cost of investments for federal income tax purposes was $21,514,173. The tax basis cost was less than the cost for financial reporting purposes due to the amortization of discounts/premiums of $513 for financial reporting purposes.

At March 31, 2009, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$407,387
Gross unrealized depreciation of portfolio securities	(1,463,940)
Net unrealized depreciation of portfolio securities	(1,056,553)
Undistributed ordinary income	566
Capital loss carryforward	(875,207)
Current period net realized loss*	(831,335)
Total accumulated losses	$(2,762,529)

*	Including losses of $83,810 from November 1, 2007 to September 30, 2008, which were recognized on October 1, 2008 under federal income tax rules.

Notes to Financial Statements  (unaudited)

The tax characterization of distributions paid was as follows:

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Ordinary income	$340,696	$1,217,718

At September 30, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $875,207, which are available for offset against future taxable net capital gains, with $358,598 expiring in 2014 and $516,609 expiring in 2015. Accordingly, no capital gain distribution is expected to be paid to shareholders of the Fund until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carry-forward before it expires.

8.	Transactions in Capital Stock — Transactions in shares of Capital Stock were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	111,804	$724,148	195,533	$1,369,934
Investment of dividends	12,051	78,240	62,489	436,882
Exchanged from associated funds	192,891	1,258,090	336,665	2,368,552
Converted from Class B*	22,471	145,403	23,592	163,592
Total	339,217	2,205,881	618,279	4,338,960
Cost of shares repurchased	(300,017)	(1,944,833)	(1,502,690)	(10,449,917)
Exchanged into associated funds	(147,791)	(963,346)	(108,815)	(766,091)
Total	(447,808)	(2,908,179)	(1,611,505)	(11,216,008)
Decrease	(108,591)	$(702,298)	(993,226)	$(6,877,048)

Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,851	$12,102	8,819	$60,455
Investment of dividends	2,311	15,012	5,190	36,173
Exchanged from associated funds	28,729	188,128	68,165	469,412
Total	32,891	215,242	82,174	566,040
Cost of shares repurchased	(18,050)	(118,280)	(41,980)	(293,922)
Exchanged into associated funds	(4,273)	(28,141)	(40,998)	(289,274)
Converted to Class A*	(22,462)	(145,377)	(23,575)	(163,502)
Total	(44,785)	(291,798)	(106,553)	(746,698)
Decrease	(11,894)	$(76,556)	(24,379)	$(180,658)

*	Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the converted from Class B amount.

Notes to Financial Statements  (unaudited)

	Six Months Ended March 31, 2009		Year Ended September 30, 2008†
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,982	$148,787	29,533	$204,867
Investment of dividends	5,564	36,140	7,994	55,410
Exchanged from associated funds	153,477	1,001,550	102,199	716,840
Converted from Class D**	—	—	225,141	1,575,827
Total	182,023	1,186,477	364,867	2,552,944
Cost of shares repurchased	(92,341)	(599,406)	(95,685)	(663,699)
Exchanged into associated funds	(49,771)	(321,934)	(7,703)	(52,799)
Total	(142,112)	(921,340)	(103,388)	(716,498)
Increase	39,911	$265,137	261,479	$1,836,446

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	46,558	$330,679
Investment of dividends	—	—	4,468	30,177
Exchanged from associated funds	—	—	70,892	501,031
Total	—	—	121,918	861,887
Cost of shares repurchased	—	—	(53,856)	(378,347)
Exchanged into associated funds	—	—	(4,130)	(28,996)
Converted to Class C**	—	—	(225,141)	(1,575,827)
Total	—	—	(283,127)	(1,983,170)
Decrease	—	—	(161,209)	$(1,121,283)

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	512,351	$3,334,587	234,865	$1,631,810
Investment of dividends	27,174	176,476	76,726	534,703
Total	539,525	3,511,063	311,591	2,166,513
Cost of shares repurchased	(1,072,490)	(6,970,638)	(310,898)	(2,170,348)
Increase (decrease)	(532,965)	$(3,459,575)	693	$(3,835)

Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,833	$18,550	9,341	$65,618
Investment of dividends	252	1,640	400	2,773
Exchanged from associated funds	5,824	38,203	—	—
Total	8,909	58,393	9,741	68,391
Cost of shares repurchased	(1,383)	(9,027)	(14)	(95)
Exchanged into associated funds	(405)	(2,651)	(321)	(2,211)
Total	(1,788)	(11,678)	(335)	(2,306)
Increase	7,121	$46,715	9,406	$66,085

**	Effective May 16, 2008, Class D shares converted to Class C shares.
†	October 1, 2007 to May 16, 2008, in the case of Class D shares.

Notes to Financial Statements  (unaudited)

9.	Information Regarding Pending and Settled Legal Proceedings — In September 2006, the Office of the Attorney General of the State of New York (“NYAG”) commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was Seligman Core Fixed Income Fund. The settlement payments are reflected in the net asset values of those four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an Independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in

Notes to Financial Statements  (unaudited)

accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.1 Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Information regarding certain legal proceedings may be found in the RiverSource and Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.1

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

10.	Recent Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133,” which requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

11.	Fund Merger — On January 8, 2009, the Board approved in principle the merger of the Fund into the RiverSource Diversified Bond Fund. Completion of the merger is subject to approval by shareholders of the Fund. Proxy materials regarding the merger were distributed to shareholders of the Fund, and a Special Meeting of Shareholders to consider such merger is scheduled for June 2, 2009.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Financial Highlights  (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your distributions. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

CLASS A
	Six Months Ended 3/31/09	Year Ended September 30,
		20078	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$6.63	$7.01	$7.03	$7.15	$7.29	$7.48
Income (Loss) from Investment Operations:
Net investment income	0.12	0.30	0.32	0.27	0.20	0.17
Net realized and unrealized loss on investments	(0.09)	(0.38)	(0.02)	(0.11)	(0.12)	(0.06)
Total from Investment Operations	0.03	(0.08)	0.30	0.16	0.08	0.11
Less Distributions:
Dividends from net investment income	(0.12)	(0.30)	(0.32)	(0.27)	(0.20)	(0.17)
Dividends in excess of net investment income	—	—	—	(0.01)	(0.02)	(0.04)
Distributions from net realized capital gain	—	—	—	—	—	(0.09)
Total Distributions	(0.12)	(0.30)	(0.32)	(0.28)	(0.22)	(0.30)
Net Asset Value, End of Period	$6.54	$6.63	$7.01	$7.03	$7.15	$7.29

Total Return	0.42%	(1.24)%	4.21%	2.31%	1.06%	1.52%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,213	$7,013	$14,372	$15,663	$14,288	$17,008
Ratio of expenses to average net assets	1.24%*	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	3.56%*	4.31%	4.49%	3.90%	2.76%	2.29%
Portfolio turnover rate	212.94%	225.73%	462.47%	795.65%	444.20%	249.13%
Without expense reimbursement:†
Ratio of expenses to average net assets	2.59%**	2.20%	2.00%	2.03%	2.20%	2.27%
Ratio of net investment income to average net assets	2.21%**	3.36%	3.74%	3.12%	1.81%	1.27%

See footnotes on page 28.

Financial Highlights  (unaudited)

CLASS B
	Six Months Ended 3/31/09	Year Ended September 30,
		20078	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$6.63	$7.01	$7.03	$7.15	$7.29	$7.48
Income (Loss) from Investment Operations:
Net investment income	0.09	0.25	0.26	0.22	0.15	0.11
Net realized and unrealized loss on investments	(0.08)	(0.38)	(0.02)	(0.11)	(0.13)	(0.06)
Total from Investment Operations	0.01	(0.13)	0.24	0.11	0.02	0.05
Less Distributions:
Dividends from net investment income	(0.09)	(0.25)	(0.26)	(0.22)	(0.14)	(0.11)
Dividends in excess of net investment income	—	—	—	(0.01)	(0.02)	(0.04)
Distributions from net realized capital gain	—	—	—	—	—	(0.09)
Total Distributions	(0.09)	(0.25)	(0.26)	(0.23)	(0.16)	(0.24)
Net Asset Value, End of Period	$6.55	$6.63	$7.01	$7.03	$7.15	$7.29

Total Return	0.19%	(1.98)%	3.51%	1.57%	0.31%	0.77%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,259	$1,354	$1,602	$1,885	$3,110	$4,223
Ratio of expenses to average net assets	2.00%*	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets	2.80%*	3.56%	3.74%	3.15%	2.01%	1.54%
Portfolio turnover rate	212.94%	225.73%	462.47%	795.65%	444.20%	249.13%
Without expense reimbursement:†
Ratio of expenses to average net assets	3.35%**	2.95%	2.75%	2.78%	2.95%	3.02%
Ratio of net investment income to average net assets	1.45%**	2.61%	2.99%	2.37%	1.06%	0.52%

See footnotes on page 28.

Financial Highlights  (unaudited)

CLASS C
	Six Months Ended 3/31/09	Year Ended September 30,
		20078	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$6.63	$7.01	$7.03	$7.15	$7.29	$7.48
Income (Loss) from Investment Operations:
Net investment income	0.09	0.25	0.26	0.22	0.15	0.11
Net realized and unrealized loss on investments	(0.08)	(0.38)	(0.02)	(0.11)	(0.13)	(0.06)
Total from Investment Operations	0.01	(0.13)	0.24	0.11	0.02	0.05
Less Distributions:
Dividends from net investment income	(0.09)	(0.25)	(0.26)	(0.22)	(0.14)	(0.11)
Dividends in excess of net investment income	—	—	—	(0.01)	(0.02)	(0.04)
Distributions from net realized capital gain	—	—	—	—	—	(0.09)
Total Distributions	(0.09)	(0.25)	(0.26)	(0.23)	(0.16)	(0.24)
Net Asset Value, End of Period	$6.55	$6.63	$7.01	$7.03	$7.15	$7.29

Total Return	0.19%	(1.96)%	3.53%	1.55%	0.31%	0.77%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,034	$2,809	$1,136	$1,429	$1,509	$1,665
Ratio of expenses to average net assets	2.00%*	1.98%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets	2.80%*	3.58%	3.74%	3.15%	2.01%	1.54%
Portfolio turnover rate	212.94%	225.73%	462.47%	795.65%	444.20%	249.13%
Without expense reimbursement:†
Ratio of expenses to average net assets	3.35%**	2.93%	2.75%	2.78%	2.95%	3.02%
Ratio of net investment income to average net assets	1.45%**	2.63%	2.99%	2.37%	1.06%	0.52%

See footnotes on page 28.

Financial Highlights  (unaudited)

CLASS I
	Six Months Ended 3/31/09	Year Ended September 30,
		20078	2007	2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$6.63	$7.00	$7.03	$7.15	$7.29	$7.48
Income (Loss) from Investment Operations:
Net investment income	0.13	0.32	0.33	0.29	0.21	0.18
Net realized and unrealized loss on investments	(0.08)	(0.37)	(0.03)	(0.11)	(0.12)	(0.06)
Total from Investment Operations	0.05	(0.05)	0.30	0.18	0.09	0.12
Less Distributions:
Dividends from net investment income	(0.13)	(0.32)	(0.33)	(0.29)	(0.21)	(0.18)
Dividends in excess of net investment income	—	—	—	(0.01)	(0.02)	(0.04)
Distributions from net realized capital gain	—	—	—	—	—	(0.09)
Total Distributions	(0.13)	(0.32)	(0.33)	(0.30)	(0.23)	(0.31)
Net Asset Value, End of Period	$6.55	$6.63	$7.00	$7.03	$7.15	$7.29

Total Return	0.70%	(0.85)%	4.38%	2.56%	1.30%	1.76%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,500	$11,132	$11,754	$9,270	$7,586	$5,740
Ratio of expenses to average net assets	1.00%*	1.00%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	3.80%*	4.56%	4.74%	4.15%	3.01%	2.56%
Portfolio turnover rate	212.94%	225.73%	462.47%	795.65%	444.20%	249.13%
Without expense reimbursement:†
Ratio of expenses to average net assets	1.15%**		1.03%	1.09%	1.12%
Ratio of net investment income to average net assets	3.65%**		4.71%	4.06%	2.89%

See footnotes on page 28.

Financial Highlights  (unaudited)

CLASS R
	Six Months Ended 3/31/09	Year Ended September 30,
		20078	2007	2006		2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$6.63	$7.01	$7.04	$7.15		$7.29	$7.48
Income (Loss) from Investment Operations:
Net investment income	0.11	0.28	0.30	0.26		0.18	0.15
Net realized and unrealized loss on investments	(0.08)	(0.38)	(0.03)	(0.11)		(0.12)	(0.06)
Total from Investment Operations	0.03	(0.10)	0.27	0.15		0.06	0.09
Less Distributions:
Dividends from net investment income	(0.11)	(0.28)	(0.30)	(0.26)		(0.18)	(0.15)
Dividends in excess of net investment income	—	—	—	—	ø	(0.02)	(0.04)
Distributions from net realized capital gain	—	—	—	—		—	(0.09)
Total Distributions	(0.11)	(0.28)	(0.30)	(0.26)		(0.20)	(0.28)
Net Asset Value, End of Period	$6.55	$6.63	$7.01	$7.04		$7.15	$7.29

Total Return	0.44%	(1.49)%	3.90%	2.20%		0.88%	1.31%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$134	$89	$28	$25		$2	$2
Ratio of expenses to average net assets	1.50%*	1.50%	1.46%	1.50%		1.50%	1.50%
Ratio of net investment income to average net assets	3.30%*	4.06%	4.28%	3.65%		2.51%	2.04%
Portfolio turnover rate	212.94%	225.73%	462.47%	795.65%		444.20%	249.13%
Without expense reimbursement:†
Ratio of expenses to average net assets	2.85%**	2.45%	2.21%	2.28%		2.45%	2.52%
Ratio of net investment income to average net assets	1.95%**	3.11%	3.53%	2.87%		1.56%	1.02%

*	Annualized.

**	Annualized except for the Non-Recurring Charges (Note 4c) which have not been annualized as they represent a one-time occurrence.

†	The Manager has contractually undertaken to waive its management fee and/or to reimburse the Fund’s expenses to the extent the Fund’s “other expenses” (i.e., those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.50% per annum of the Fund’s average daily net assets. This undertaking will remain in effect until at least January 31, 2010.

ø	Less than + or – $0.005.

See Notes to Financial Statements.

Proxy Results

Shareholders of Seligman Core Fixed Income Fund, Inc. voted on the following proposals at a Special Meeting of Shareholders held on November 3, 2008. Shareholders voted in favor of both proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1
To consider and vote upon the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

For	Against	Abstain
2,414,432.835	35,310.565	25,479.686
Proposal 2 To elect ten directors to the Board:
	For	Withheld
Kathleen Blatz	2,695,520.317	49,192.769
Arne H. Carlson	2,695,520.317	49,192.769
Pamela G. Carlton	2,695,520.317	49,192.769
Patricia M. Flynn	2,695,520.317	49,192.769
Anne P. Jones	2,695,520.317	49,192.769
Jeffrey Laikind	2,695,520.317	49,192.769
Stephen R. Lewis, Jr.	2,695,520.317	49,192.769
Catherine James Paglia	2,695,520.317	49,192.769
Alison Taunton-Rigby	2,693,633.317	51,079.769
William F. Truscott	2,695,520.317	49,192.769

Additional Fund Information

Fund Symbols
Class A: SIVAX
Class B: SIVBX
Class C: SIVCX
Class R: SIVRX

Manager
From November 7, 2008
RiverSource Investments, LLC
200 Ameriprise Financial Center
Minneapolis, MN 55474

Until November 6, 2008
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

General Distributor
RiverSource Fund Distributors, Inc.
(formerly Seligman Advisors, Inc.)
50611 Ameriprise Financial Center
Minneapolis, MN 55474
Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries to:
P.O. Box 9759
Providence, RI 02940-9759
Important Telephone (800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Numbers Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

Additional Fund Information

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund’s Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended September 30, 2008 and the year ended September 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[This Page Intentionally Left Blank.]

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Core Fixed Income Fund, Inc., which contains information about the investment objectives, risks, charges and expenses of the Fund, each of which should be considered carefully before investing or sending money.

TXCFI3 3/09

ITEM 2.

CODE OF ETHICS.

Not applicable.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

INVESTMENTS.

(a)

Schedule I – Investments in securities of unaffiliated issuers.

Included in Item 1 above.

(b)

Not applicable.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the “Committee”) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting was held. The Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a)(1)

Not applicable.

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)

Not applicable.

(b)

Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan

President and Chief Executive Officer

Date:

June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan

President and Chief Executive Officer

Date:

June 8, 2009

By:

/S/ LAWRENCE P.VOGEL

Lawrence P. Vogel

Treasurer and Chief Financial Officer

Date:

June 8, 2009

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)(1)

Not applicable.

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)

Certification of chief executive officer and chief financial officer as required by

Rule 30a-2(b) of the Investment Company Act of 1940.